Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Accounts payable	¥ 72,299	$ 10,385	¥ 76,715
Deferred revenue	14,530	2,087	10,668
Salary and welfare payable	68,935	9,902	39,521
Other tax payable	2,631	377	4,884
Accrued expenses and other current liabilities	¥ 33,729	$ 4,845	¥ 24,026
Convertible Redeemable Preferred Shares,Shares Outstanding	569,036,090	569,036,090	569,036,090
Common Stock [Member]
Ordinary shares, par value | $ / shares		$ 0.0001
Ordinary shares, shares authorized	930,963,910	930,963,910	930,963,910
Ordinary shares, shares issued	285,428,430	285,428,430	260,000,000
Ordinary shares, shares outstanding	260,000,000	260,000,000	260,000,000
Series A Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares		$ 0.0001
Convertible Redeemable Preferred Share Authorized	100,000,000	100,000,000	100,000,000
Convertible Redeemable Preferred Share Issued	100,000,000	100,000,000	100,000,000
Convertible Redeemable Preferred Shares,Shares Outstanding	100,000,000	100,000,000	100,000,000
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares	¥ 3.31		¥ 1.32
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares	¥ 2.93		¥ 1.36
Series B Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares		$ 0.0001
Convertible Redeemable Preferred Share Authorized	116,666,650	116,666,650	116,666,650
Convertible Redeemable Preferred Share Issued	116,666,650	116,666,650	116,666,650
Convertible Redeemable Preferred Shares,Shares Outstanding	116,666,650	116,666,650	116,666,650
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares	¥ 3.33		¥ 1.63
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares	¥ 3.09		¥ 1.50
Series C Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares		$ 0.0001
Convertible Redeemable Preferred Share Authorized	142,583,330	142,583,330	142,583,330
Convertible Redeemable Preferred Share Issued	142,583,330	142,583,330	142,583,330
Convertible Redeemable Preferred Shares,Shares Outstanding	142,583,330	142,583,330	142,583,330
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares	¥ 3.42		¥ 1.95
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares	¥ 3.58		¥ 1.94
Series C1 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares		$ 0.0001
Convertible Redeemable Preferred Share Authorized	34,697,360	34,697,360	34,697,360
Convertible Redeemable Preferred Share Issued	34,697,360	34,697,360	34,697,360
Convertible Redeemable Preferred Shares,Shares Outstanding	34,697,360	34,697,360	34,697,360
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares	¥ 3.42		¥ 1.93
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares	¥ 3.58		¥ 1.94
Series C1 Plus Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares		$ 0.0001
Convertible Redeemable Preferred Share Authorized	26,912,090	26,912,090	26,912,090
Convertible Redeemable Preferred Share Issued	26,912,090	26,912,090	26,912,090
Convertible Redeemable Preferred Shares,Shares Outstanding	26,912,090	26,912,090	26,912,090
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares	¥ 3.40		¥ 1.90
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares	¥ 4.03		¥ 2.34
Series D Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares		$ 0.0001
Convertible Redeemable Preferred Share Authorized	128,152,790	128,152,790	128,152,790
Convertible Redeemable Preferred Share Issued	128,152,790	128,152,790	128,152,790
Convertible Redeemable Preferred Shares,Shares Outstanding	128,152,790	128,152,790	128,152,790
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares	¥ 3.52		¥ 2.49
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares	¥ 4.48		¥ 2.79
Series D1 Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Share Par Value Share | $ / shares		$ 0.0001
Convertible Redeemable Preferred Share Authorized	20,023,870	20,023,870	20,023,870
Convertible Redeemable Preferred Share Issued	20,023,870	20,023,870	20,023,870
Convertible Redeemable Preferred Shares,Shares Outstanding	20,023,870	20,023,870	20,023,870
Convertible Redeemable preferred shares, Redemption Price Per Share | ¥ / shares	¥ 3.51		¥ 2.46
Convertible Redeemable Preferred Shares,Liquidation Value | ¥ / shares	¥ 4.48		¥ 2.79
Variable Interest Entity Primary Beneficiary [Member]
Accounts payable | ¥	¥ 72,164		¥ 76,715
Deferred revenue | ¥	14,381		10,668
Salary and welfare payable	66,810		38,303
Accrued expenses and other current liabilities | ¥	32,108		23,895
Variable Interest Entity, Not Primary Beneficiary, Aggregated Disclosure [Member]
Salary and welfare payable	66,800		38,300
Other tax payable | ¥	¥ 2,600		¥ 4,900